UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Treasury Bond Enhanced Income ETF

Ticker: TLTX

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Treasury Bond Enhanced Income ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/tltx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Treasury Bond Enhanced Income ETF	$14	0.29%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,566,705	14	$8,577	8.73%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-0.1%
Exchange-Traded Fund	41.0%
U.S. Treasury Obligations	58.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X Long-Term Treasury Ladder ETFFootnote Reference**	41.0%
U.S. Treasury Bonds, 4.63%, 11/15/2055	15.5%
U.S. Treasury STRIPS, 4.80%, 11/15/2055	10.8%
U.S. Treasury Bonds, 4.75%, 2/15/2056	6.2%
U.S. Treasury STRIPS, 5.05%, 2/15/2055	4.6%
U.S. Treasury STRIPS, 5.04%, 5/15/2055	4.6%
U.S. Treasury Bonds, 4.75%, 8/15/2055	4.0%
U.S. Treasury STRIPS, 4.78%, 8/15/2055	4.0%
U.S. Treasury Bonds, 4.63%, 2/15/2055	2.2%
U.S. Treasury STRIPS, 4.87%, 2/15/2056	2.2%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/tltx/

GX-SA-TLTX-2026

Global X Funds

Global X Commodity Strategy ETF

Ticker: COMD

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Commodity Strategy ETF (the "Fund") for the period from February 10, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/comd/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Commodity Strategy ETF	$13	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,434,968	22	$3,584	2.29%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	3.4%
Exchange-Traded Fund	87.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	87.6%
Futures Contract - WTI Crude Oil	1.1%
Futures Contract - Soybean Oil	0.7%
Futures Contract - Low Sulphur Gasoil	0.7%
Futures Contract - Gasoline	0.5%
Futures Contract - NY Harbor ULSD	0.5%
Futures Contract - LME Primary Aluminum	0.4%
Futures Contract - Brent Crude	0.3%
Futures Contract - Live Cattle	0.3%
Futures Contract - Soybean	0.3%
Footnote	Description
Footnote**	Affiliated Investment.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/comd/

GX-SA-COMD-2026

Global X Funds

Global X Nasdaq-100® Income EdgeSM ETF

Ticker: EDGQ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X Nasdaq-100® Income EdgeSM ETF (the "Fund") for the period from February 17, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/edgq/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Nasdaq-100® Income Edge℠ ETF	$0	0.02%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote†	Annualized.
Footnote‡	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Had this expense been excluded the ratio would have been 0.00%.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,877,152	3	$0	36.49%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-0.1%
Exchange-Traded Funds	100.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Invesco Nasdaq 100 ETF	98.0%
Schwab U.S. Large-Capital Growth ETF	2.1%
Written Option - Invesco QQQ Trust, $667, 05/01/26	-0.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/edgq/

GX-SA-EDGQ-2026

Global X Funds

Global X U.S. 500 Income EdgeSM ETF

Ticker: EDGX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about the Global X U.S. 500 Income EdgeSM ETF (the "Fund") for the period from February 17, 2026 to April 30, 2026. You can find additional information about the Fund at https://www.globalxetfs.com/funds/edgx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X U.S. 500 Income Edge℠ ETF	$0	0.00%Footnote Reference†
Footnote	Description
Footnote†	Annualized.
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs would have been higher.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,556,999	3	$0	0.00%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Written Option	-0.1%
Exchange-Traded Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
BNY Mellon US Large Cap Core Equity ETF	59.3%
Vanguard S&P 500 ETF	40.7%
Written Option - SPDR S&P 500 ETF Trust, $719, 05/01/26	-0.1%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/edgx/

GX-SA-EDGX-2026

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Treasury Bond Enhanced Income ETF (ticker: TLTX)
Global X Commodity Strategy ETF (ticker: COMD)
Global X Nasdaq-100® Income EdgeSM ETF (ticker: EDGQ)
Global X U.S. 500 Income EdgeSM ETF (ticker: EDGX)

Semi-Annual Financials and Other Information

April 30, 2026

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Treasury Bond Enhanced Income ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 58.2%
U.S. Treasury Bonds
4.750%, 05/15/2055	$170,000	$163,446
4.750%, 08/15/2055	315,000	303,040
4.750%, 02/15/2056	490,000	471,778
4.625%, 02/15/2055	180,000	169,516
4.625%, 11/15/2055	1,240,000	1,169,475
		2,277,255
U.S. Treasury STRIPS, PO
5.105%, 11/15/2054(A)(B)	600,000	141,959
5.049%, 02/15/2055(A)(B)	1,500,000	351,179
5.039%, 05/15/2055(A)(B)	1,500,000	347,503
4.872%, 02/15/2056(A)	750,000	168,808
4.802%, 11/15/2055(A)(B)	3,600,000	817,780
4.779%, 08/15/2055(A)(B)	1,310,000	300,483
		2,127,712
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,580,751)		4,404,967

	Shares
EXCHANGE-TRADED FUND — 41.0%
Domestic Fixed Income — 41.0%
Global X Long-Term Treasury Ladder ETF (C)(D)	69,500	3,098,915
TOTAL EXCHANGE-TRADED FUND (Cost $3,167,331)		3,098,915
TOTAL INVESTMENTS — 99.2% (Cost $7,748,082)		$7,503,882

WRITTEN OPTIONS — (0.1)%
(Premiums Received $(30,163))		$(7,005)

Percentages are based on Net Assets of $7,566,705.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
iShares 20+ Year Treasury Bond ETF	(525)	$(4,495,050)	$86.45	5/1/2026	$–

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Treasury Bond Enhanced Income ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
iShares 20+ Year Treasury Bond ETF	(200)	(1,712,400)	85.70	5/8/2026	(7,005)

Total Written Options		$(6,207,450)			$(7,005)

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,938,684.
(C)	For financial information on the Global X Long-Term Treasury Ladder ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	Affiliated investment.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,404,967	$—	$4,404,967
Exchange-Traded Fund	3,098,915	—	—	3,098,915
Total Investments in Securities	$3,098,915	$4,404,967	$—	$7,503,882

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(7,005)	$—	$(7,005)
Total Other Financial Instruments	$—	$(7,005)	$—	$(7,005)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Global X Long-Term Treasury Ladder ETF
$1,167,515	$2,160,087	$(115,212)	$(118,055)	$4,580	$3,098,915	$52,747	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Commodity Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 87.6%
Domestic Fixed Income — 87.6%
Global X 1-3 Month T-Bill ETF (A)(B)	30,000	$3,010,500
TOTAL EXCHANGE-TRADED FUND (Cost $3,006,896)		3,010,500
TOTAL INVESTMENTS — 87.6% (Cost $3,006,896)		$3,010,500

Percentages are based on Net Assets of $3,434,968.

A list of the open futures contracts held by the Fund at April 30, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude^	4	Sep-2026	$381,063	$391,720	$10,657
Copper^	1	Jul-2026	147,354	149,512	2,158
Corn^	7	Jul-2026	161,020	166,162	5,142
Cotton No. 2^	2	Jul-2026	73,559	82,200	8,641
Gasoline^	1	Jul-2026	127,067	144,787	17,720
Gold^	11	Jun-2026	557,059	509,256	(47,803)
KC HRW Wheat^	2	Jul-2026	62,297	69,350	7,053
Lean Hogs^	2	Oct-2026	70,949	72,420	1,471
Live Cattle^	1	Jun-2026	92,265	101,600	9,335
LME Primary Aluminum^	2	Dec-2026	154,873	168,098	13,224
LME Zinc^	1	Dec-2026	83,268	83,781	513
Low Sulphur Gasoil^	2	Sep-2026	181,957	205,050	23,093
Micro Silver^	1	Jul-2026	81,599	74,028	(7,570)
Natural Gas^	5	Oct-2026	180,571	158,900	(21,671)
NY Harbor ULSD^	1	Sep-2026	133,207	150,784	17,577
Soybean^	3	Nov-2026	167,064	175,950	8,886
Soybean Meal^	3	Jul-2026	93,574	95,670	2,096
Soybean Oil^	3	Dec-2026	100,910	124,992	24,082
Sugar No. 11^	4	Jul-2026	66,278	65,453	(825)
Wheat^	3	Jul-2026	91,239	95,513	4,274
WTI Crude Oil^	4	Sep-2026	316,786	355,120	38,334
			$3,323,959	$3,440,346	$116,387

^	Security is held by the Global X Commodity Strategy Subsidiary Limited, as of April 30, 2026.
(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments	April 30, 2026 (Unaudited)
Global X Commodity Strategy ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$3,010,500	$—	$—	$3,010,500
Total Investments in Securities	$3,010,500	$—	$—	$3,010,500

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$194,256	$—	$—	$194,256
Unrealized Depreciation	(77,869)	—	—	(77,869)
Total Other Financial Instruments	$116,387	$—	$—	$116,387

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2026:

Value 2/10/2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/2026	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$—	$3,006,896	$—	$3,604	$—	$3,010,500	$11,771	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Nasdaq-100® Income EdgeSM ETF

	Shares	Value
EXCHANGE-TRADED FUNDS(A) — 100.1%
Domestic Equity — 100.1%
Invesco Nasdaq 100 ETF (B)	6,687	$1,838,256
Schwab U.S. Large-Capital Growth ETF	1,211	39,854
		1,878,110
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,678,529)		1,878,110
TOTAL INVESTMENTS — 100.1% (Cost $1,678,529)		$1,878,110

WRITTEN OPTIONS — (0.1)%
(Premiums Received $(4,400))		$(2,198)

Percentages are based on Net Assets of $1,877,152.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
Invesco QQQ Trust	(7)	$(467,418)	$667.20	5/1/2026	$(2,198)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $547,641.
(B)	For financial information on the Invesco Nasdaq 100 ETF, please go to the Fund’s website at https://www.invesco.com/qqq-etf/en/home.html.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X Nasdaq-100® Income EdgeSM ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,878,110	$—	$—	$1,878,110
Total Investments in Securities	$1,878,110	$—	$—	$1,878,110

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(2,198)	$—	$(2,198)
Total Other Financial Instruments	$—	$(2,198)	$—	$(2,198)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X U.S. 500 Income EdgeSM ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
Domestic Equity — 100.0%
BNY Mellon US Large Cap Core Equity ETF (A)	6,721	$923,264
Vanguard S&P 500 ETF (B)(C)	960	634,157
		1,557,421
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,467,441)		1,557,421
TOTAL INVESTMENTS — 100.0% (Cost $1,467,441)		$1,557,421

WRITTEN OPTIONS — (0.1)%
(Premiums Received $(2,385))		$(1,180)

Percentages are based on Net Assets of $1,556,999.

A list of exchange-traded option contracts held by the Fund at April 30, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
SPDR S&P 500 ETF Trust	(6)	$(431,196)	$718.58	5/1/2026	$(1,180)

(A)	For financial information on the BNY Mellon US Large Cap Core Equity ETF, please go to the Fund’s website at https://www.bny.com/investments/us/en/ intermediary.html.
(B)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $317,078.
(C)	For financial information on the Vanguard S&P 500 ETF, please go to the Fund’s website at https://investor.vanguard.com/.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	April 30, 2026 (Unaudited)
Global X U.S. 500 Income EdgeSM ETF

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,557,421	$—	$—	$1,557,421
Total Investments in Securities	$1,557,421	$—	$—	$1,557,421

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(1,180)	$—	$(1,180)
Total Other Financial Instruments	$—	$(1,180)	$—	$(1,180)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

April 30, 2026 (Unaudited)

Glossary (abbreviations used in preceding Schedules of Investments/Consolidated Schedule of Investments):

Fund Abbreviations

Cl — Class
ETF — Exchange-Traded Fund
PO — Principal Only

S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipts
STRIPS — Separate Trading of Registered Interest and Principal of Securities

Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Treasury Bond Enhanced Income ETF	Global X Commodity Strategy ETF
Assets:
Cost of Investments	$4,580,751	$—
Cost of Affiliated Investments	3,167,331	3,006,896
Investments, at Value	$4,404,967	$—
Affiliated Investments, at Value	3,098,915	3,010,500
Cash	31,434	1,107,484
Dividend, Interest, and Securities Lending Income Receivable	39,829	290
Cash pledged as collateral on Futures Contracts	—	212,194
Receivable for Variation Margin on Futures Contracts	—	21,530
Total Assets	7,575,145	4,351,998
Liabilities:
Options Written at Value (Premiums received $30,163 and $–, respectively)	7,005	—
Payable due to Investment Adviser	1,434	1,362
Payable for Investment Securities Purchased	—	903,466
Payable for Variation Margin on Futures Contracts	—	12,202
Due to Custodian	1	—
Total Liabilities	8,440	917,030
Net Assets	$7,566,705	$3,434,968
Net Assets Consist of:
Paid-in Capital	$8,158,548	$2,980,311
Total Distributable Earnings (Accumulated Losses)	(591,843)	454,657
Net Assets	$7,566,705	$3,434,968
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	330,000	120,000
Net Asset Value, Offering and Redemption Price Per Share	$22.93	$28.62

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

April 30, 2026 (Unaudited)

	Global X Nasdaq-100® Income EdgeSM ETF	Global X U.S. 500 Income EdgeSM ETF
Assets:
Cost of Investments	$1,678,529	$1,467,441
Investments, at Value	$1,878,110	$1,557,421
Cash	1,047	745
Receivable due from Investment Adviser	193	13
Total Assets	1,879,350	1,558,179
Liabilities:
Options Written at Value (Premiums received $4,400 and $2,385, respectively)	2,198	1,180
Total Liabilities	2,198	1,180
Net Assets	$1,877,152	$1,556,999
Net Assets Consist of:
Paid-in Capital	$1,738,089	$1,487,986
Total Distributable Earnings	139,063	69,013
Net Assets	$1,877,152	$1,556,999
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	70,000	60,000
Net Asset Value, Offering and Redemption Price Per Share	$26.82	$25.95

The accompanying notes are an integral part of the financial statements.

Statement of Operations/Consolidated Statement of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X Treasury Bond Enhanced Income ETF	Global X Commodity Strategy ETF (1)
Investment Income:
Dividend Income, from Affiliated Investments	$52,747	$11,771
Interest Income	84,441	4,024
Total Investment Income	137,188	15,795
Expenses:
Supervision and Administration Fees(2)	8,577	3,584
Custodian Fees(3)	8	—
Total Expenses	8,585	3,584
Net Investment Income	128,603	12,211
Net Realized Gain (Loss) on:
Investments(4)	(5,675)	(3,737)
Affiliated Investments	4,580	—
Written Options	114,724	—
Futures Contracts	—	325,891
Payment from Adviser(5)	1,479	301
Net Realized Gain (Loss)	115,108	322,455
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(260,798)	—
Affiliated Investments	(118,055)	3,604
Written Options	24,258	—
Futures Contracts	—	116,387
Net Change in Unrealized Appreciation (Depreciation)	(354,595)	119,991
Net Realized and Unrealized Gain (Loss)	(239,487)	442,446
Net Increase (Decrease) in Net Assets Resulting from Operations	$(110,884)	$454,657

(1)	The Fund commenced operations on February 10, 2026.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 5 in the Notes to Financial Statements.)
(5)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended April 30, 2026 (Unaudited)

	Global X Nasdaq-100® Income EdgeSM ETF(1)	Global X U.S. 500 Income EdgeSM ETF (1)
Investment Income:
Dividend Income	$1,307	$3,106
Interest Income	18	18
Total Investment Income	1,325	3,124
Expenses:
Supervision and Administration Fees(2)	1,118	1,012
Custodian Fees(3)	44	—
Total Expenses	1,162	1,012
Waiver of Supervision and Administration Fees	(1,118)	(1,012)
Net Expenses	44	—
Net Investment Income	1,281	3,124
Net Realized Gain (Loss) on:
Investments(4)	(4,662)	282
Written Options	(31,281)	(7,558)
Payment from Adviser(5)	296	25
Net Realized Gain (Loss)	(35,647)	(7,251)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	199,581	89,980
Written Options	2,202	1,205
Net Change in Unrealized Appreciation (Depreciation)	201,783	91,185
Net Realized and Unrealized Gain (Loss)	166,136	83,934
Net Increase in Net Assets Resulting from Operations	$167,417	$87,058

(1)	The Fund commenced operations on February 17, 2026.
(2)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 5 in the Notes to Financial Statements.)
(5)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets/Consolidated Statement of Changes in Net Assets

	Global X Treasury Bond Enhanced Income ETF		Global X Commodity Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(1)	Period Ended April 30, 2026(2) (Unaudited)
Operations:
Net Investment Income	$128,603	$30,235	$12,211
Net Realized Gain (Loss)	115,108	7,264	322,455
Net Change in Unrealized Appreciation (Depreciation)	(354,595)	133,553	119,991
Net Increase (Decrease) in Net Assets Resulting from Operations	(110,884)	171,052	454,657
Distributions:	(526,958)	(113,508)	—
Return of Capital:	—	(8,192)	—
Capital Share Transactions:
Issued	5,906,872	3,766,676	3,788,741
Redeemed	(251,677)	(1,266,676)	(808,430)
Increase in Net Assets from Capital Share Transactions	5,655,195	2,500,000	2,980,311
Total Increase in Net Assets	5,017,353	2,549,352	3,434,968
Net Assets:
Beginning of Period	2,549,352	—	—
End of Period	$7,566,705	$2,549,352	$3,434,968
Share Transactions:
Issued	240,000	150,000	150,000
Redeemed	(10,000)	(50,000)	(30,000)
Net Increase in Shares Outstanding from Share Transactions	230,000	100,000	120,000

(1)	The Fund commenced operations on July 15, 2025.
(2)	The Fund commenced operations on February 10, 2026.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Nasdaq-100® Income EdgeSM ETF	Global X U.S. 500 Income EdgeSM ETF
	Period Ended April 30, 2026(1) (Unaudited)	Period Ended April 30, 2026(1) (Unaudited)
Operations:
Net Investment Income	$1,281	$3,124
Net Realized Gain (Loss)	(35,647)	(7,251)
Net Change in Unrealized Appreciation (Depreciation)	201,783	91,185
Net Increase in Net Assets Resulting from Operations	167,417	87,058
Distributions:	(28,354)	(18,045)
Capital Share Transactions:
Issued	1,738,089	1,487,986
Increase in Net Assets from Capital Share Transactions	1,738,089	1,487,986
Total Increase in Net Assets	1,877,152	1,556,999
Net Assets:
Beginning of Period	—	—
End of Period	$1,877,152	$1,556,999
Share Transactions:
Issued	70,000	60,000

Net Increase in Shares Outstanding from Share Transactions	70,000	60,000

(1)	The Fund commenced operations on February 17, 2026.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Page intentionally left blank.

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Treasury Bond Enhanced Income ETF
2026 (Unaudited)§	25.49	0.52	(1.01)	(0.49)	(2.07)	—	—
2025(3)	25.00	0.32	1.39	1.71	(1.14)	—	(0.08)
Global X Commodity Strategy ETF
2026 (Unaudited)§(4)	24.65	0.11	3.86	3.97	—	—	—
Global X Nasdaq-100® Income EdgeSM ETF
2026 (Unaudited)§(5)	25.07	0.03	2.35	2.38	(0.63)	—	—
Global X U.S. 500 Income EdgeSM ETF
2026 (Unaudited)§(5)	25.04	0.08	1.26	1.34	(0.43)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
§	For the period ended April 30, 2026.
(1)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(3)	The Fund commenced operations on July 15, 2025.
(4)	The Fund commenced operations on February 10, 2026.
(5)	The Fund commenced operations on February 17, 2026.
(6)	Includes fees charged by the Fund custodian that were reimbursed by the custodian to the Fund subsequent to the reporting period. Excluding these fees, the ratio of expenses to average net assets would have been 0.00%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††

(2.07)	22.93	(2.01)	7,567	0.29	†(1)	4.35	†(2)	8.73
(1.22)	25.49	6.95	2,549	0.30	†(1)	4.19	†(2)	34.10

—	28.62	16.11	3,435	0.55	†(1)	1.87	†(2)	2.29

(0.63)	26.82	9.68	1,877	0.02	†(1)(6)	0.57	†(2)	36.49

(0.43)	25.95	5.44	1,557	—	†(1)	1.54	†(2)	0.00

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of April 30, 2026, the Trust had one hundred twenty four portfolios, one hundred fifteen of which were operational. The financial statements herein and the related notes pertain to the Global X Treasury Bond Enhanced Income ETF, Global X Commodity Strategy ETF, Global X Nasdaq-100® Income EdgeSM ETF and Global X U.S. 500 Income EdgeSM ETF (each, a “Fund”, and collectively, the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

The Global X Commodity Strategy ETF commenced operations on February 10, 2026.

The Global X Nasdaq-100® Income EdgeSM ETF and Global X U.S. 500 Income EdgeSM ETF commenced operations on February 17, 2026.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions,

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments/Consolidated Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2026. The Funds

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

continuously monitors the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY”) in its role as Custodian to the Funds (the “Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the reporting period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense on the Statements of Operations/Consolidated Statement of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations/Consolidated Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

FUTURES CONTRACTS – To the extent consistent with its investment objective and strategies, each Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. A futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Futures contracts shall be valued at the settlement price established each day by the board of the exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities. Refer to the Funds’ Schedule of Investments/Consolidated Schedule of Investments for details regarding open futures contracts as of April 30, 2026, if applicable.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown.

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Treasury Bond Enhanced Income ETF	10,000	$250	$250
Global X Commodity Strategy ETF	10,000	250	250
Global X Nasdaq-100® Income EdgeSM ETF	10,000	250	250
Global X U.S. 500 Income EdgeSM ETF	10,000	800	800

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BNY, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in Custodian Fees Payable on the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Custodian Fees on the Statements of Operations/Consolidated Statement of Operations, if applicable.

OPTIONS/SWAPTIONS WRITING/PURCHASING – To the extent consistent with its investment policies, certain Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

The Global X Treasury Bond Enhanced Income ETF, Global X Nasdaq-100® Income EdgeSM ETF and Global X U.S. 500 Income EdgeSM ETF may write covered call and/ or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium,

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.

When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statement of Operations/Consolidated Statement of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statement of Operations/Consolidated Statement of Operations.

SEGMENT REPORTING – The Funds have adopted FASB Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Trust’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure For the Adviser’s service to the respective Funds, under a supervision and administration

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of each Fund’s respective average daily net assets) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain Custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Funds in affiliated investment companies. For the period ended April 30, 2026, the Adviser paid acquired fund fees and expenses of $1,479, $301, $296, and $25 for the Global X Treasury Bond Enhanced Income ETF, Global X Commodity Strategy ETF, Global X Nasdaq-100® Income EdgeSM ETF and Global X U.S. 500 Income EdgeSM ETF, respectively, and made such reimbursement payments to the Funds on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations/ Consolidated Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Treasury Bond Enhanced Income ETF	0.29%
Global X Commodity Strategy ETF	0.55%
Global X Nasdaq-100® Income EdgeSM ETF(1)	0.50%
Global X U.S. 500-Income EdgeSM ETF(1)	0.50%

(1) Pursuant to an Expense Limitation Agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.00% of the Fund’s average daily net assets per year, until at least March 1, 2027.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as Custodian and Transfer Agent to the Trust on behalf of the Funds. BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Fund for which it serves as Transfer Agent: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Fund, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a Transfer Agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. BASIS FOR CONSOLIDATION FOR THE GLOBAL X COMMODITY STRATEGY SUBSIDIARY LIMITED

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and the Consolidated Financial Highlights of the Global X Commodity Strategy ETF include the accounts of the Fund’s wholly-owned subsidiary (the “Subsidiary”). All intercompany accounts and transactions have been eliminated in consolidation for the Global X Commodity Strategy ETF. The Subsidiary has a fiscal year end and conforming tax year end of October 31.

The Subsidiary is classified as controlled foreign corporations under the Code. The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The Fund may invest up to 25% of its total assets in the Subsidiary.

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

4. BASIS FOR CONSOLIDATION FOR THE GLOBAL X COMMODITY STRATEGY SUBSIDIARY LIMITED (continued)

A summary of the Fund’s investments in the Subsidiary are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at April 30, 2026	% of Total Net Assets at April 30, 2026
Global X Commodity Strategy	February 10, 2026	$374,742	10.9%
Subsidiary Limited

5. INVESTMENT TRANSACTIONS

For the period ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Treasury Bond Enhanced Income ETF	$663,429	$–
Global X Commodity Strategy ETF	960,560	53,358
Global X Nasdaq-100® Income EdgeSM ETF	436,574	488,548
Global X U.S. 500 Income EdgeSM ETF	–	19,462

During the period ended April 30, 2026, there were $1,807,503 and $508,504 of purchases and sales, respectively, of long-term U.S. Government securities for Global X Treasury Bond Enhanced Income ETF.

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Global X Treasury Bond Enhanced Income ETF	$3,468,941	$115,213	$4,579
Global X Commodity Strategy ETF	2,103,430	–	–
Global X Nasdaq-100® Income EdgeSM ETF	1,735,165	–	–
Global X U.S. 500 Income EdgeSM ETF	1,486,620	–	–

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

6. DERIVATIVE TRANSACTIONS

The following tables show the fair value of derivative financial instruments and the location in the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities categorized by underlying risk exposure as of April 30, 2026.

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Treasury Bond Enhanced Income ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$7,005
Total Derivatives not accounted for as hedging instruments		$–				$7,005

Global X Commodity Strategy ETF
Commodity contracts	Unrealized appreciation on Futures Contracts	$194,256	*	Commodity contracts	Unrealized depreciation on Futures Contracts	$77,869	*
Total Derivatives not accounted for as hedging instruments		$194,256				$77,869

Global X Nasdaq-100® Income EdgeSM ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$2,198
Total Derivatives not accounted for as hedging instruments		$–				$2,198

Global X U.S. 500 Income EdgeSM ETF
Equity contracts	Investments, at value	$–		Equity contracts	Options written, at value	$1,180
Total Derivatives not accounted for as hedging instruments		$–				$1,180

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities.

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

6. DERIVATIVE TRANSACTIONS (continued)

The effect of derivative instruments on the Statement of Operations/Consolidated Statement of Operations for the period ended April 30, 2026:

Amount of realized gain (loss) on derivatives reported within the income section of Statement of Operations/Consolidated Statement of Operations:

	Written Options	Futures Contracts
Global X Treasury Bond Enhanced Income ETF
Interest Rates	$114,724	$—

Global X Commodity Strategy ETF
Commodity contracts	$—	$325,891

Global X Nasdaq-100® Income EdgeSM ETF
Interest Rates	$(31,281)	$—

Global X U.S. 500 Income EdgeSM ETF
Interest Rates	$(7,558)	$—

Change in unrealized appreciation (depreciation) on derivatives reported within the income section of Statement of Operations/Consolidated Statement of Operations:

	Written Options	Futures Contracts
Global X Treasury Bond Enhanced Income ETF
Interest Rates	$24,258	$—

Global X Commodity Strategy ETF
Commodity contracts	$—	$116,387

Global X Nasdaq-100® Income EdgeSM ETF
Interest Rates	$2,202	$—

Global X U.S. 500 Income EdgeSM ETF
Interest Rates	$1,205	$—

The following table discloses the average monthly balances of the Funds’ options activity during the period ended April 30, 2026:

Average Market Value Contracts Written
Global X Treasury Bond Enhanced Income ETF	$ 21,370
Global X Nasdaq-100® Income EdgeSM ETF	2,791
Global X U.S. 500 Income EdgeSM ETF	1,834

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

6. DERIVATIVE TRANSACTIONS (continued)

The following table discloses the average monthly balances of the Funds’ futures activity during the period ended April 30, 2026:

	Average Notional Balance Short	Average Notional Balance Long
Global X Commodity Strategy ETF	$-	$2,900,037

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statement of Assets and Liabilities to/from Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2025 are primarily attributable to redemption in kind and reclass of distributions.

The tax character of dividends and distributions declared during the period ended October 31, 2025 was as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Treasury Bond Enhanced Income ETF
2025	$113,508	$–	$8,192	$121,700

As of October 31, 2025, the components of tax basis distributable earnings (accumulated losses) were as follows:

Global X Treasury Bond Enhanced Income ETF
Unrealized Appreciation on Investments and Foreign Currency	45,998
Other Temporary Differences	1
Total Distributable Earnings	$45,999

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

7. TAX INFORMATION (continued)

The Federal tax cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2026 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Treasury Bond Enhanced Income ETF	$7,748,082	$236	$(221,278)	$(221,042)
Global X Commodity Strategy ETF	3,006,896	3,604	–	3,604
Global X Nasdaq-100® Income EdgeSM ETF	1,678,529	199,581	–	199,581
Global X U.S. 500 Income EdgeSM ETF	1,467,441	89,980	–	89,980

8. CONCENTRATION OF RISKS

The Global X Treasury Bond Enhanced Income ETF invests in U.S. Treasury obligations and U.S. Treasury ETFs, and writes (or sells) call options on U.S. Treasury ETFs. The Fund’s investments in underlying ETFs subject the Fund to the same risks as the underlying ETFs, including the risk that an underlying ETF’s shares trade at a premium or discount to NAV and the risk that an underlying ETF may fail to achieve its investment objective. The Fund is also subject to risks related to investing in fixed income securities, including interest rate risk, risks of investing in U.S. Treasury obligations, and risks of investing in zero-coupon bonds. U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance, and other characteristics. U.S. Treasury obligations are subject to inflation risk and changes to the financial condition or credit rating of the U.S. government. The Fund’s use of options exposes the Fund to certain risks associated with investments in derivative instruments. By writing (selling) call options in return for the receipt of premiums, the Fund will incur a loss when the value of a reference asset increases above the exercise price of such options, less any premiums received from the written calls. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying asset over time.

The Global X Commodity Strategy ETF invests in instruments that provide exposure to commodities, including futures that provide exposure to physical commodities and/ or exchange-traded products that hold physical commodities. The Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries. The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

8. CONCENTRATION OF RISKS (continued)

and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities. The Fund’s investments in derivative instruments, such as futures, expose the Fund to risks associated with investments in derivative instruments. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. Adverse price movements in a derivative instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument.

The Global X Nasdaq-100® Income EdgeSM ETF and Global X U.S. 500 Income EdgeSM ETF may invest in derivative instruments, such as options, which expose the Funds to risks associated with investments in derivative instruments. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. Adverse price movements in a derivative instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument. By writing (selling) call options in return for the receipt of premiums, a Fund will incur a loss when the value of a reference asset increases above the exercise price of such options, less any premiums received from the written calls. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying asset over time.

The Funds are actively managed.

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Notes to Financial Statements/Notes to Consolidated Financial Statements

April 30, 2026 (Unaudited)

9. CONTRACTUAL OBLIGATION (continued)

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. RECENT ACCOUNTING PRONOUNCEMENT

In this reporting period, the Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial.Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

11. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End

Management Investment Companies.

(1) No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2) No remuneration was paid by the company during the period covered by the report to any Trustees for special compensation.

(3) No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4) No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.

At Board meetings (each a “New Fund Board Meeting,” and together, the “New Fund Board Meetings”) of the Global X Funds (the “Trust”) held on September 18, 2025, with respect to the Global X Commodity Strategy ETF, and November 20, 2025, with respect to the Global X U.S. 500 Income EdgeSM ETF and Global X Nasdaq-100® Income EdgeSM ETF (each a “New Fund,” and together the “New Funds”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”); and (ii) the initial Supervision and Administration Agreement (the “New Supervision and Administration Agreement”) between the Trust, on behalf of each New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

At a Board meeting of the Trust held on November 20, 2025 (the “November Board Meeting” and together with the New Fund Board Meetings, the “Board Meetings”), called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) also considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for the Global X Treasury Bond Enhanced Income ETF and Global X Commodity Strategy ETF (each a “Renewal Fund” and together, the “Renewal Funds”); and (ii) the Supervision and Administration Agreement (“Renewal Supervision and Administration Agreement”), each between the Trust, on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”

In advance of the Board Meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements, and received and reviewed written responses from Global X Management, as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

NEW FUND AGREEMENTS

In determining to approve the New Fund Agreements for each New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Funds. With respect to this factor, the Board considered:

—	the terms of the New Fund Agreements and the range of services proposed to be provided to each New Fund in accordance with the New Fund Agreements;

—	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to each New Fund;

—	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of each New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies,

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

exercise consents, and exercise all other rights relating to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

—	each New Fund’s investment strategies and Global X Management’s experience with such strategies, including with respect to any unique aspect of its strategies; and

—	the quality of Global X Management’s resources and personnel that would be made available to each New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded at the New Fund Board Meetings that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Funds by Global X Management.

Performance

The Board determined that, because each New Fund had not yet begun investment operations as of the dates of the New Fund Board Meetings, meaningful data relating to the investment performance of each New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s expected costs to provide investment management, supervision and administrative and related services to each New Fund. With respect to this factor, the Board considered:

—	the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by each New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that each New Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

—	the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

the relationship between Global X Management and each New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Funds to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of each New Fund’s shareholders.

Comparison of Fees and Services

The Board considered the fees that were proposed to be charged to the New Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for each New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds. The Board considered Global X Management’s detailed explanation of the proposed fee structures of the New Funds compared to the average and median of each New Fund’s peer group. With respect to the Global X Commodity Strategy ETF, at the New Fund Board Meeting, the Board noted that the New Fund’s proposed Management Fee was 4 basis points higher than the peer group average and 5 basis points higher than the peer group median and its total expenses were expected to be 3 basis points higher than the peer group average and 1 basis point higher than the peer group median, and that Global X Management believed that the proposed fees and expenses were in line with the range of fees and expenses of the comparable funds. With respect to the Global X U.S. 500 Income EdgeSM ETF, the Board noted that the New Fund’s proposed Management Fee was 3 basis points higher than the peer group average and 10 basis points higher than the peer group median but that the New Fund’s expected total expenses would be lower than each of the peer group average and median due to a fee waiver that would limit the New Fund’s expenses to zero. With respect to the Global X Nasdaq-100® Income EdgeSM ETF, the Board noted that the New Fund’s proposed Management Fee was lower than each of the peer group average and median and that its expected total expenses would be lower than each of the peer group average and median and that a fee waiver would limit the New Fund’s expenses to zero;

—	the structure of the proposed unitary Management Fee (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for each New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for each New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratios (i.e., the total fees) of the New Fund and that the proposed Management Fee for each New Fund was set at a

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

competitive level to make the New Fund viable in the marketplace; and

—	that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of each New Fund, including the costs of various third-party services required by each New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded at the New Fund Board Meetings that the services to be received and the fees to be charged under the applicable New Fund Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the New Funds grow and whether the proposed unitary Management Fee for each New Fund reflected these economies of scale, including through the implementation of expense limitations. With respect to this factor, the Board considered:

—	the significant investment of time, personnel and other resources that Global X Management intends to make in each New Fund in seeking to assure that each New Fund is attractive to investors; and

—	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for each New Fund and its shareholders.

Based on these considerations, the Board concluded at each New Fund Board Meeting that the proposed unitary Management Fee for each New Fund appropriately addressed economies of scale.

Other Benefits

In considering the New Fund Agreements, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationship with each New Fund.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of each New Fund.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

RENEWAL AGREEMENTS

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds. With respect to this factor, the Board considered:

—	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

—	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

—	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

—	each Renewal Fund’s investment strategies and, with respect to the Renewal Funds that invest in unique types of investments, Global X Management’s experience in investing in such instruments and the additional services required to implement such investments; and

—	the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Performance

The Board considered the performance of each Renewal Fund. They examined the performance of each Renewal Fund for the since-inception periods, as applicable. With respect to the Global X Commodity Strategy ETF, the Board noted that the Renewal Fund was a new fund and had not commenced operations as of September 30, 2025 and that data relating to the investment performance of that Renewal Fund was not available and therefore could not be a factor with respect to that Renewal Fund.

With respect to the Global X Treasury Bond Enhanced Income ETF, the Board considered the total return and investment performance of the Renewal Fund relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third-party sources; and (ii) the performance of pertinent indexes. The Board considered instances of underperformance and overperformance with respect to the competitor funds. Specifically, the Board considered:

—	the performance of the Renewal Fund in absolute terms and compared to its broad-based and additional performance benchmark for the since-inception period;

—	the investment strategy of the Renewal Fund and the impact of investment decisions on the Renewal Fund’s performance, including with respect to security selection and/ or sector allocation; and

—	the impact of prevailing market conditions on the performance of the Renewal Fund in light of the Renewal Fund’s investment objective.

The Board noted that the Global X Treasury Bond Enhanced Income ETF had limited performance history but that its performance was positive over the since-inception period. Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Fund did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Continued)

require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds). The Board also considered that, for certain Renewal Funds that had invested in affiliated acquired funds, Global X Management bore the costs of such acquired fund fees and expenses.

In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds, and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected profitability, as applicable, with respect to the Renewal Funds.

Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of each Renewal Fund’s shareholders.

Comparison of Fees and Services

The Board considered fees charged to the Renewal Funds for advisory services. With respect to this factor, the Board considered:

—	comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds;

—	the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration the competitive market of each Renewal Fund and that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive level to make the Renewal Funds viable in the marketplace; and

—	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Other Information (Form N-CSRS Items 8-11) (Unaudited) (Concluded)

With respect to the Global X Commodity Strategy ETF, the Board noted that the Management Fee was 4 basis points higher than the peer group average and equal to the peer group median and its total expenses were 5 basis points higher than the peer group average and 2 basis points lower than the peer group median, and that Global X Management believed the fees and expenses were within the range of the fees and expenses of the comparable funds. Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.

Economies of Scale

The Board considered the existence of any economies of scale and the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale. With respect to this factor, the Board also considered:

—	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in seeking to assure that the Renewal Funds are attractive to investors; and

—	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.

Other Benefits

In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds.

Conclusion

After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.

In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.

Suite 700
Washington, DC 20006

Custodians and Transfer Agents:

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-013-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: July 9, 2026

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: July 9, 2026